STOCK-BASED COMPENSATION - Stock options exercisable (Details) - Employee stock options. $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Y	Dec. 31, 2020 USD ($) Y	Dec. 31, 2021 Options $ / shares shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			4,482,941	3,421,404	4,122,300
Weighted average exercise price of outstanding stock options			$ 74.43	$ 65.27	$ 54.86
Number of exercisable stock options | Options			2,077,187	852,588
Weighted average exercise price of exercisable stock options			$ 68.28	$ 60.61
Common stock reserved for future issuance | shares			4,482,941
Number of common shares available for grant | shares			5,068,748
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate	0.54%	1.90%
Expected life of stock options (in years) | Y	2.4	2.4
Expected volatility (as a percent)	38.00%	27.50%
Expected dividend yield	2.20%	1.20%
Total compensation expense recorded in the general and administrative | $	$ 20.2	$ 15.9
Exercise Price Range 55.10 to 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			1,676,155
Weighted average remaining contractual life of outstanding share options	1 year 6 months 18 days
Weighted average exercise price of outstanding stock options			$ 56.15
Number of exercisable stock options | Options			1,198,500
Weighted average remaining contractual life of exercisable stock options	1 year 4 months 13 days
Weighted average exercise price of exercisable stock options			$ 56.57
Exercise Price Range 79.98 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			2,806,786
Weighted average remaining contractual life of outstanding share options	3 years 6 months 25 days
Weighted average exercise price of outstanding stock options			$ 85.35
Number of exercisable stock options | Options			878,687
Weighted average remaining contractual life of exercisable stock options	3 years 5 months 12 days
Weighted average exercise price of exercisable stock options			$ 84.26
Exercise Price Range From 55.10 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			4,482,941
Weighted average remaining contractual life of outstanding share options	2 years 9 months 21 days
Weighted average exercise price of outstanding stock options			$ 74.43
Number of exercisable stock options | Options			2,077,187
Weighted average remaining contractual life of exercisable stock options	2 years 3 months
Weighted average exercise price of exercisable stock options			$ 68.28
Minimum | Exercise Price Range 55.10 to 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			55.10
Minimum | Exercise Price Range 79.98 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			79.98
Minimum | Exercise Price Range From 55.10 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			55.10
Maximum | Exercise Price Range 55.10 to 58.04
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			58.04
Maximum | Exercise Price Range 79.98 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			89.59
Maximum | Exercise Price Range From 55.10 To 89.59
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			$ 89.59